RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
24.	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2022, 2021 and 2020, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2022	2021	2020
Transactions with affiliated companies

Melco International and its subsidiaries	Revenues and income (services provided by the Company):
	Shared service fee income for corporate office	$2,188	$1,345	$1,521
	Loan interest income	16,133	—	—
	Costs and expenses (services provided to the Company):
	Management fee expenses (1)	1,394	1,749	1,477
	Share-based compensation expenses (2)	2,865	6,641	7,021
Notes
(1)	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco’s Chief Executive Officer.

(2)
The amount represents the share-based compensation expenses related to the grant of certain share-based awards under the Melco International Share Incentive Plan to an employee of the Company. Further information on the share-based compensation arrangements is included in Note 18.

Other Related Party Transactions
As of December 31, 2022, Mr. Lawrence Yau Lung Ho
, Melco’s Chief Executive Officer
,
and his controlled entity; and an independent director of Melco held an aggregate principal amount of $60,000 and $8,500 senior notes issued by the subsidiaries of Melco, respectively. As of December 31, 2021, Mr. Lawrence Yau Lung Ho and his controlled entity; and an independent director of Melco held an aggregate principal amount of $60,000 and $5,500 senior notes issued by the subsidiaries of Melco, respectively.
During
the year ended December 31, 2022, total interest expenses of $3,300 and $497 in relation to the senior notes issued by subsidiaries of Melco, were paid o
r
 payable to Mr. Lawrence Yau Lung Ho and his controlled entity; and an independent director of Melco, respectively.

During the year ended December 31, 2021, total interest expenses of $4,494 and $316 in relation to the senior notes issued by subsidiaries of Melco, were paid or payable to Mr. Lawrence Yau Lung Ho and his controlled entity; and an independent director of Melco, respectively. During the year ended December 31, 2020, total interest expenses of $1,740 and $258 in relation to the senior notes issued by subsidiaries of Melco, were paid or payable to Mr. Lawrence Yau Lung Ho and his controlled entity; and an independent director of Melco, respectively.

(a)	Receivables from Affiliated Companies
The outstanding balances mainly arising from operating income or prepayment of operating expenses on behalf of the affiliated companies as of December 31, 2022 and 2021 are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2022	2021
Melco International and its subsidiaries and joint venture	$563	$384
Other	67	—

	$630	$384

(b)	Payables to Affiliated Companies
The outstanding balances mainly arising from operating expenses and expenses paid by affiliated companies on behalf of the Company as of December 31, 2022 and 2021, are unsecured, non-interest bearing and repayable on demand with details as follows:

	December 31,
	2022	2021
Subsidiaries of Melco International	$761	$1,536
Other	—	12

	$761	$1,548

(c)	Receivables from an Affiliated Company, Non-current
On March 28, 2022, Melco entered into a facility agreement (the “Facility Agreement”) with Melco International pursuant to which a $250,000 revolving loan facility was granted by Melco as lender to Melco International as borrower for a period of 12 months after the first utilization date (the last day of such period being the “Final Repayment Date”). Melco International could request utilization of all or part of the loan from the date of the Facility Agreement until one month prior to the Final Repayment Date for general corporate purposes of Melco International and its subsidiaries (excluding the Company). Principal amounts outstanding under the Facility Agreement bore interest at an annual rate of 11%, with outstanding principal amounts and accrued interest payable by Melco International on the Final Repayment Date. On December 30, 2022, Melco and Melco International agreed to amend the Final Repayment Date to June 30, 2024, subject to certain conditions. As of December 31, 2022, the outstanding principal amount under the Facility Agreement was
 $200,000 and the remaining outstanding balance mainly represent ed
 the accrued interest payable. No part of the amounts will be repayable within the next twelve months from the balance sheet date and accordingly, the amounts are shown as non-current
assets in the accompanying consolidated balance sheets.
In March 2023, the Facility Agreement was terminated following the settlement of all amounts under the Facility Agreement due by Melco International to Melco in January and March 2023 as disclosed in Note 27(b).